27. REVENUE	12 Months Ended
Dec. 31, 2017
Revenue [abstract]
REVENUE
	12.31.2017	12.31.2016	12.31.2015

Sales of energy to the Spot Market	5,546	2,411	1,050
Sales of energy by contract	3,965	2,187	1,357
Other sales	49	11	11
Generation subtotal	9,560	4,609	2,418

Energy sales	24,170	12,952	3,721
Right of use of poles	131	99	76
Connection and reconnection charges	38	19	5
Other sales	-	9	-
Distribution subtotal	24,339	13,079	3,802

Oil, Gas and liquid sales	8,271	4,746	848
Other sales	560	117	-
Oil and gas subtotal	8,831	4,863	848

Administrative services sales	383	50	37
Other sales	5	2	1
Holding and others subtotal	388	52	38

Petrochemicals sales	7,229	2,507	-
Petrochemicals subtotal	7,229	2,507	-
Total revenue	50,347	25,110	7,106